UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06041

                      Central Europe and Russia Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                          ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS
THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS -- JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES          DESCRIPTION                                VALUE
------------       -------------                          -------------
INVESTMENTS IN RUSSIAN SECURITIES--41.1%
              COMMON STOCKS--38.8%
              CRUDE PETROLEUM
                NATURAL GAS--9.8%
    850,000   Surgutneftegaz (ADR) ...................    $  31,790,000
                                                          -------------
              CRUDE PETROLEUM
                PIPELINES--0.4%
     76,000   Sibneft (ADR) ..........................        1,193,200
                                                          -------------
              ELECTRIC & OTHER SERVICES
                COMBINED--1.9%
    218,000   Unified Energy Systems (GDR) ...........        6,300,200
                                                          -------------
              ELECTRIC SERVICES--0.4%
    100,000   Mosenergo (ADR) ........................        1,475,000
                                                          -------------
              INVESTORS--0.3%
     52,000   Vostok Nafta
                Investment (SDR)* ....................          930,113
                                                          -------------
              METAL MINING--1.2%
    150,000   Mechel Steel Group
                OAO (ADR)* ...........................        3,975,000
                                                          -------------
              MISCELLANEOUS METAL
                ORES--7.5%
    421,000   JSC MMC Norilsk
                Nickel (ADR) .........................       24,207,500
                                                          -------------
              NATURAL GAS TRANSMISSION &
                DISTRIBUTION--2.6%
    240,000   OAO Gazprom (ADR) ......................        8,400,000
                                                          -------------
              PETROLEUM REFINING--12.3%
    319,500   Lukoil (ADR) ...........................       39,618,000
                                                          -------------
              RADIOTELEPHONE
                COMMUNICATIONS--0.1%
     10,500   Vimpel Communications (ADR)* ...........          375,690
                                                          -------------
              TELEGRAPH & OTHER MESSAGE
                COMMUNICATION--0.7%
    200,000   Rostelecom (ADR) .......................        2,180,000
                                                          -------------
              TELEPHONE & TELEGRAPH
                APPARATUS--1.6%
    140,000   Mobile Telesystems (GDR) ...............        5,086,200
                                                          -------------
              Total Common Stocks
                (cost $94,020,674) ...................      125,530,903
                                                          -------------
              WARRANTS--2.3%
              PIPELINES (NO GAS)--2.3%
      7,750   Transneft Warrants (expire 4/15/05)*
                (Cost $7,618,460) ....................        7,252,808
                                                          -------------
              Total Investments in Russian
                Securities (cost $101,639,134) .......      132,783,711
                                                          -------------

INVESTMENTS IN POLISH COMMON
  STOCKS--19.8%
              CABLE AND OTHER PAY TELEVISION
                SERVICES--0.2%
     39,000   TVN* ...................................    $     498,923
                                                          -------------
              GENERAL CONTRACTORS-
                RESIDENTIAL BUILD--1.0%
    134,018   Echo Investment* .......................        3,351,419
                                                          -------------
              NATIONAL COMMERCIAL
                BANKS--6.3%
     81,746   Bank Pekao .............................        3,507,792
     38,000   Bank Pekao (GDR)+ ......................        1,618,800
    218,094   Bank Pekao (GDR) .......................        9,290,804
     37,039   Bank Prezemyslowo-Handlowy .............        5,851,521
                                                          -------------
                                                             20,268,917
                                                          -------------
              OPERATIVE BUILDERS--0.2%
     40,842   Budimex* ...............................          643,264
                                                          -------------
              PETROLEUM REFINING--5.0%
    661,102   Polski Koncern Naftowy .................        8,074,918
    180,000   Polski Koncern
                Naftowy (GDR)+ .......................        4,383,000
    149,500   Polski Koncern Naftowy (GDR) ...........        3,640,325
                                                          -------------
                                                             16,098,243
                                                          -------------
              PRIMARY SMELTING AND
                REFINING OF COPPER--1.6%
    597,029   KGHM Polska Miedz* .....................        5,296,519
                                                          -------------
              SERVICES-PREPACKAGED
                SOFTWARE--0.4%
      5,275   Prokom Software* .......................          224,659
     53,758   Prokom Software (GDR)* .................        1,128,918
                                                          -------------
                                                              1,353,577
                                                          -------------
              TELEPHONE COMMUNICATIONS
                (NO RADIOTELEPHONE)--4.2%
  1,670,207   Telekomunikacja Polska .................       10,468,656
    490,000   Telekomunikacja
                Polska (GDR)+ ........................        3,072,300
                                                          -------------
                                                             13,540,956
                                                          -------------
              VITREOUS CHINA PLUMBING
                FIXTURES--0.9%
     85,095   Cersanit-Krasnystaw* ...................        2,954,023
                                                          -------------
              Total Investments in Polish
                Common Stocks
                (cost $25,246,779) ...................       64,005,841
                                                          -------------

INVESTMENTS IN TURKISH
  COMMON STOCKS--16.5%
              COMMUNICATIONS
                SERVICES--2.1%
    934,921   Turkcell Iletisim Hizmetleri ...........    $   6,878,550
                                                          -------------
              COMPUTER PROGRAMMING
                SERVICES--1.1%
  1,450,000   Beko Elektronik ........................        3,396,396
                                                          -------------
              FLAT GLASS--0.5%
    518,568   Trakya Cam Sanayii .....................        1,596,193
                                                          -------------
              FUNCTIONS RELATED TO
                DEPOSIT BANKING--3.0%
  1,630,000   Turkiye Is Bankasi .....................        9,606,232
                                                          -------------
              MISCELLANEOUS FOOD
                STORES--0.5%
    206,566   Migros Turk Tas ........................        1,612,828
                                                          -------------
              NATIONAL COMMERCIAL
                BANKS--7.5%
  1,237,500   Akbank .................................        7,757,601
    586,420   Denizbank* .............................        1,761,021
  1,081,276   Finansbank .............................        2,435,305
    400,000   Haci Omer Sabanci Holding ..............        1,696,697
  1,237,918   Turkiye Garanti Bankasi* ...............        4,972,117
  1,350,000   Yapi ve Kredi Bankasi* .................        5,472,973
                                                          -------------
                                                             24,095,714
                                                          -------------
              PETROLEUM REFINING--1.1%
    300,000   Tupras-Turkiye Petrol
                Rafinerileri .........................        3,603,604
                                                          -------------
              RADIO, TV BROADCASTING, AND
                COMMUNICATION EQUIPMENT--0.7%
    600,000   Vestel Elektronik Sanayi* ..............        2,409,910
                                                          -------------
              Total Investments in Turkish
                Common Stocks
                (cost $37,969,587) ...................       53,199,427
                                                          -------------

INVESTMENTS IN HUNGARIAN COMMON
  STOCKS--9.8%
              NATIONAL COMMERCIAL BANKS--3.9%
    337,400   OTP Bank ...............................       10,922,313
     25,000   OTP Bank (GDR) .........................        1,602,500
                                                          -------------
                                                             12,524,813
                                                          -------------


              PETROLEUM REFINING--3.5%
    110,000   Mol Magyar Olaj-ES Gazipari ............    $   7,349,692
     61,000   Mol Magyar Olaj-ES
                Gazipari (GDR) .......................        4,068,700
                                                          -------------
                                                             11,418,392
                                                          -------------
              PHARMACEUTICALS
                PREPARATIONS--0.2%
      4,300   Gedeon Richter (GDR) ...................          571,900
                                                          -------------
              PLASTIC MATERIALS, SYNTHETIC RESINS
                & NONVULCAN ELASTOMERS--1.1%
    293,000   BorsodChem .............................        3,504,546
                                                          -------------
              TELEPHONE COMMUNICATIONS
                (NO RADIOTELEPHONE)--1.1%
    349,804   Matav ..................................        1,625,656
     83,000   Matav (ADR) ............................        1,933,900
                                                          -------------
                                                              3,559,556
                                                          -------------
              Total Investments in Hungarian
                Common Stocks
                (cost $9,771,871) ....................       31,579,207
                                                          -------------

INVESTMENTS IN CZECH REPUBLIC
  COMMON STOCKS--8.7%
              DRUGS--0.6%
     60,000   Zentiva* ...............................        2,055,864
                                                          -------------
              ELECTRIC SERVICES--3.6%
    750,000   Ceske Energeticke Zavody ...............       11,473,152
                                                          -------------
              NATIONAL COMMERCIAL
                BANKS--3.1%
      4,500   Komercni Banka .........................          668,481
    189,996   Komercni Banka (GDR) ...................        9,503,600
                                                          -------------
                                                             10,172,081
                                                          -------------
              TELEPHONE COMMUNICATIONS
                (NO RADIOTELEPHONE)--1.4%
    246,000   Cesky Telecom ..........................        4,459,924
                                                          -------------
              Total Investments in Czech
                Republic Common Stocks
                (cost $7,893,990) ....................       28,161,021
                                                          -------------

INVESTMENTS IN AUSTRIAN
  COMMON STOCK--2.2%
              NATIONAL COMMERCIAL BANKS--2.2%
    146,740   Erste Bank Der Oester Spark
                (Cost $2,753,678) ....................        7,243,783
                                                          -------------

INVESTMENTS IN DUTCH COMMON
  STOCK--0.2%
              BOTTLED AND CANNED SOFT
                DRINKS--0.2%
     23,000   Efes Breweries International (GDR)
                (cost $534,750) ......................    $     732,550
                                                          -------------
              Total Investments--98.3%
                 (cost $185,809,789) .................      317,705,540
              Cash and other assets in excess
                 of liabilities--1.7% ................        5,461,803
                                                          -------------

              NET ASSETS--100.0% .....................    $ 323,167,343
                                                          =============

              NUMBER OF SHARES
                  OUTSTANDING ........................       10,197,209
                                                          =============

              NET ASSET VALUE
                  PER SHARE ..........................           $31.69
                                                          =============

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* Non-income producing security.

+ 144A -- Restricted to resale to institutional investors only.

Key
----------
  ADR -- American Depositary Receipt
  GDR -- Global Depositary Receipt
  SDR -- Swedish Depositary Receipt

----------
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         The Central Europe and Russia Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         The Central Europe and Russia Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005